UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-0547

DWS Technology Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2006 (Unaudited)

DWS Technology Fund

	Shares	Value ($)

Common Stocks 91.9%
Health Care 0.0%
Life Sciences Tools & Services
Illumina, Inc.*	2,527	96,607
Industrials 0.8%
Electrical Equipment
Cheng Uei Precision Industry Co., Ltd.	2,064,000	7,751,817
Information Technology 90.7%
Communications Equipment 16.7%
Cisco Systems, Inc.*	2,205,989	39,376,904
Corning, Inc.*	1,582,100	30,170,647
Foundry Networks, Inc.*	1,070,400	11,089,344
Motorola, Inc.	1,436,207	32,688,071
QUALCOMM, Inc.	1,136,154	40,060,790
Research In Motion Ltd.* (a)	190,500	12,502,515

		165,888,271
Computers & Peripherals 17.2%
Apple Computer, Inc.*	635,100	43,161,396
EMC Corp.*	2,727,500	27,684,125
Hewlett-Packard Co.	1,289,500	41,147,945
Inotera Memories, Inc.	9,008,000	9,351,817
Network Appliance, Inc.* (a)	431,800	12,820,142
QLogic Corp.*	685,640	11,991,844
SanDisk Corp.*	200,131	9,338,112
Sun Microsystems, Inc.* (a)	3,682,200	16,017,570

		171,512,951
Electronic Equipment & Instruments 1.6%
Hon Hai Precision Industry Co., Ltd.	2,684,000	15,899,114
Internet Software & Services 12.8%
Akamai Technologies, Inc.* (a)	361,700	14,334,171
eBay, Inc.*	1,313,600	31,618,352
Google, Inc. “A”*	108,300	41,868,780
Yahoo!, Inc.*	1,457,300	39,551,122

		127,372,425
IT Consulting & Services 7.8%
Automatic Data Processing, Inc.	934,900	40,911,224
Cognizant Technology Solutions Corp. “A”*	381,743	25,000,349
Patni Computer Systems Ltd. (ADR) (a)	57,000	755,250
Paychex, Inc.	313,700	10,722,266

		77,389,089
Semiconductors & Semiconductor Equipment 16.6%
Advanced Micro Devices, Inc.*	681,000	13,204,590
Applied Materials, Inc.	1,432,300	22,544,402
ASML Holding NV (NY Registered Shares)* (a)	618,800	12,314,120
Broadcom Corp. “A”*	296,012	7,101,328
Intel Corp.	2,238,700	40,296,600
Marvell Technology Group Ltd.*	606,800	11,256,140
Maxim Integrated Products, Inc.	631,573	18,555,615
MKS Instruments, Inc.* (a)	301,500	6,232,005

SiRF Technology Holdings, Inc.* (a)	434,200	8,293,220
Spansion, Inc. “A”* (a)	516,500	7,220,670
Texas Instruments, Inc.	620,500	18,478,490

		165,497,180
Software 18.0%
Adobe Systems, Inc.*	1,227,900	35,007,429
Autodesk, Inc.*	471,500	16,082,865
Business Objects SA (ADR)* (a)	533,500	12,980,055
Cadence Design Systems, Inc.*	655,000	10,604,450
Electronic Arts, Inc.*	603,800	28,445,018
Microsoft Corp.	954,956	22,947,593
Quest Software, Inc.*	1,170,500	16,000,735
Symantec Corp.*	1,390,158	24,147,044
Take-Two Interactive Software, Inc.* (a)	1,192,100	12,767,392

		178,982,581
Materials 0.4%
Chemicals
SODIFF Advanced Materials Co., Ltd.	184,632	3,614,550

Total Common Stocks (Cost $878,405,334)		914,004,585
Preferred Stocks 0.0%
Information Technology
Communications Equipment 0.0%
Chorum Technologies, Inc. “E”* (b) (c)	580,046	52,436
Chorum Technologies, Inc. “F”* (b) (c)	8,860,759	147,089

		199,525
Electronic Equipment & Instruments 0.0%
Axsun* (b)	642,674	9,704

Total Preferred Stocks (Cost $26,340,078)		209,229
Other Investments 0.9%
Adams Capital Management III LP (1.2% limited partnership interest)* (b)	-	2,910,292
Adams Capital Management LP (3.6% limited partnership interest)* (b)	-	281,400
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (b)	-	2,433,150
Asset Management Association 1996 LP (2.5% limited partnership interest)* (b)	-	746,200
Asset Management Association 1998 LP (3.5% limited partnership interest)* (b)	-	631,800
Crosspoint Venture Partners 1993 LP (2.9% limited partnership interest)* (b)	-	58,200
GeoCapital III LP (5.0% limited partnership interest)* (b)	-	231,200
GeoCapital IV LP (2.9% limited partnership interest)* (b)	-	654,000
Hambrecht & Quist Group* (b)	-	280,000
Med Venture Associates II LP (6.1% limited partnership interest)* (b)	-	31,187
Med Venture Associates III LP (2.7% limited partnership interest)* (b)	-	629,431
Sevin Rosen Fund V (2.8% limited partnership interest)* (b)	-	279,600

Total Other Investments (Cost $36,938,993)		9,166,460
Securities Lending Collateral 7.7%
Daily Assets Fund Institutional, 5.24% (d) (e) (Cost $76,549,438)	76,549,438	76,549,438
Cash Equivalents 5.4%
Cash Management QP Trust, 5.3% (f) (Cost $53,560,252)	53,560,252	53,560,252
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,071,794,095)	105.9	1,053,489,964
Other Assets and Liabilities, Net	(5.9)	(58,668,765)

Net Assets	100.0	994,821,199

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2006 amounted to $75,452,652 which is 7.6% of net assets.
(b)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	AcquisitionCost ($)	Value ($)	Value as a % of Assets
Adams Capital Management III LP**	October 1997 to August 2003	4,177,467	2,910,292	0.29
Adams Capital Management LP**	August 2000 to November 2000	1,889,204	281,400	0.03
Alloy Ventures 2000 LP**	April 2000 to June 2003	4,369,304	2,433,150	0.24
Asset Management Association 1996 LP**	June 1996 to July 2000	1,691,465	746,200	0.08
Asset Management Association 1998 LP**	December 1998 to November 2001	2,816,280	631,800	0.06
Axsun	December 2000	7,500,006	9,704	-
Chorum Technologies, Inc. “E”	September 2000	8,642,120	52,436	0.01
Chorum Technologies, Inc. “F”	September 2001 to December 2001	10,197,952	147,089	0.02
Crosspoint Venture Partners 1993 LP**	April 1993 to November 1998	132,184	58,200	0.01
GeoCapital III LP**	December 1993 to December 1998	1,070,773	231,200	0.02
GeoCapital IV LP**	April 1996 to March 2000	2,193,196	654,000	0.07
Hambrecht & Quist Group	March 2000	14,000,000	280,000	0.03
Med Venture Associates II LP**	May 1996 to January 2002	987,127	31,187	-
Med Venture Associaties III LP**	September 1998 to October 2003	1,347,777	629,431	0.06
Sevin Rosen Fund V**	April 1996 to June 2001	2,264,216	279,600	0.03
Total Restricted Securities			9,375,689	0.95

**	These securities represent venture capital funds.
(c)

Affiliated issuer. An affiliated issuer includes any company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund’s transactions during the nine months ended July 31, 2006, with the companies which are or were affiliates is as follows:

Affiliate	Value ($) at October 31, 2005	Purchases ($)	Sales ($)	Realized Gain/(Loss) ($)	Dividend Income ($)	Shares at July 31, 2006	Value ($) at July 31, 2006
Chorum Technologies, Inc. “E”	43,214	-	-	-	-	580,046	52,436
Chorum Technologies, Inc. “F”	121,392	-	-	-	-	8,860,759	147,089
	164,606	-	-	-	-		199,525

(d)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending.
(f)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
At July 31, 2006, open written options were as follows:
Written Options	Number of Contracts	Expiration Date	Strike Price ($)	Value ($)

Call Options
Quest Software, Inc.	1,976	8/19/2006	12.5	(291,460)
Total outstanding written options (Premium received $125,767)				(291,460)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Technology Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Technology Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	September 22, 2006